9. NOTES PAYABLE (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notes Payable Details
Working capital facility - term loan	$ 128,685	$ 187,371
Subordinated loan - related party	81,378	92,259
Total	210,063	279,630
Less - Current Maturities	(118,149)	(41,657)
Noncurrent	$ 91,914	$ 237,973